Document and Entity Information	Dec. 23, 2019
Cover [Abstract]
Entity Registrant Name	ANIXTER INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000052795
Document Type	8-K
Document Period End Date	Dec. 23, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-10212
Entity Tax Identification Number	94-1658138
Entity Address, Address Line One	2301 Patriot Blvd.
Entity Address, City or Town	Glenview
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60026
City Area Code	(224)
Local Phone Number	521-8000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $1 par value
Trading Symbol	AXE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false